Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 44,906.60
Interest Amount	0.00
Total Offset Amount	44,906.60
Net Fee	$ 0.00
Total Fee and Interest Amount	44,906.60